Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Summary of Income Tax Expense
a)	Income tax expense

	2016	2017	2018
Current tax:
Corporate tax	182	805	2,208
Prior year adjustments	17	132	(50)
Total current tax	199	937	2,158
Total deferred tax	-	(767)	-
Income tax expense	199	170	2,158

Summary of Reconciliation of Income Tax Expense to Tax Payable

The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profit of the consolidated entities as follows:

	2016	2017	2018
Loss before tax	(81,260)	(112,105)	(153,417)
Tax at the UK tax rate of 19.00% (2017: 19.25%, 2016: 20.00%)	(16,252)	(21,580)	(29,149)
Tax effects of:
Impairment of intangible assets	46	-	-
Sundry temporary differences	268	(599)	-
Sundry permanent differences	1,945	1,965	4,355
Entertaining	272	27	37
Loss utilisation	-	(85)	(334)
Taxes paid overseas and rate difference	42	(144)	(599)
Foreign exchange rate differences	306	192	(6)
Unrecognized deferred tax asset arising from timing differences relating to:
Share based payment	2,913	3,722	(4,327)
Non-current assets	208	463	361
Prior year adjustments	17	132	(50)
Losses carried forward	10,434	16,077	31,870
Income tax expense	199	170	2,158